Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories
Note 7. Inventories
We state all inventories at the lower of cost or market. We use the last-in, first-out (LIFO) method for a portion of our inventories located in the continental U.S. Other inventories are valued by the first-in, first-out (FIFO) method. FIFO cost approximates current replacement cost.
Inventories consisted of the following:

	September 30, 2018	December 31, 2017
Finished products	$408.1	$452.0
Work in process	572.3	580.0
Raw materials and supplies	71.4	70.4
Total (approximates replacement cost)	1,051.8	1,102.4
Decrease to LIFO cost	(43.1)	(40.1)
Inventories	$1,008.7	$1,062.3

During the nine months ended September 30, 2018, we recognized $38.6 million of inventory write-offs in cost of sales primarily related to the suspension of commercial activities for Imrestor.

Note 6: Inventories

We state all inventories at the lower of cost or market. We use the last‑in, first‑out (LIFO) method for the majority of our inventories located in the continental U.S. Other inventories are valued by the first‑in, first‑out (FIFO) method. FIFO cost approximates current replacement cost.

Inventories at December 31 consisted of the following:

	2017	2016
Finished products	$452.0	$409.5
Work in process	580.0	452.9
Raw materials and supplies	70.4	59.6
Total (approximates replacement cost)	1,102.4	922.0
Decrease to LIFO cost	(40.1)	(46.4)
Inventories	$1,062.3	$875.6

Inventories valued under the LIFO method comprised $231.4 million and $274.0 million of total inventories at December 31, 2017 and 2016, respectively.